Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position - Schedule of Property, Plant and Equipment (Details) € in Thousands	6 Months Ended
Jun. 30, 2020 EUR (€)
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	€ 25,632
Ending balance	24,035
Gross Value [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	29,440
Increase	119
Decrease	(138)
FX rate impact	74
Ending balance	29,495
Accumulated Depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(3,808)
Increase	(1,730)
Decrease	61
FX rate impact	17
Ending balance	(5,460)
Assets Under Construction [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,078
Ending balance	346
Assets Under Construction [member] | Gross Value [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,078
Increase	62
FX rate impact	11
Reclassification	(805)
Ending balance	346
Equipment and Tooling [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,587
Ending balance	3,931
Equipment and Tooling [member] | Gross Value [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,806
Increase	46
Decrease	(53)
FX rate impact	(2)
Reclassification	766
Ending balance	5,563
Equipment and Tooling [member] | Accumulated Depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,219)
Increase	(470)
Decrease	53
FX rate impact	4
Ending balance	(1,632)
Fixtures and fittings [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	20,264
Ending balance	19,127
Fixtures and fittings [member] | Gross Value [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	22,385
Increase	10
Decrease	(86)
FX rate impact	64
Reclassification	6
Ending balance	22,379
Fixtures and fittings [member] | Accumulated Depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(2,121)
Increase	(1,152)
Decrease	8
FX rate impact	13
Ending balance	(3,252)
Office Equipment and Computers [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	702
Ending balance	631
Office Equipment and Computers [member] | Gross Value [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,171
Increase	2
FX rate impact	1
Reclassification	32
Ending balance	1,207
Office Equipment and Computers [member] | Accumulated Depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(469)
Increase	(107)
FX rate impact	0
Ending balance	€ (576)